FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) - Subsidiaries investment Rp in Billions	12 Months Ended
Dec. 31, 2025 IDR (Rp)
OPM Backsolve method | Volatility | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 5
OPM Backsolve method | Volatility | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.20
OPM Backsolve method | Volatility | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.754
OPM Backsolve method | Time to liquidity | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 5
OPM Backsolve method | Time to liquidity | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
OPM Backsolve method | Time to liquidity | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	4 years
Market Movement | Volatility | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 13
Market Movement | Volatility | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.304
Market Movement | Volatility | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.8559
Market Movement | Time to liquidity | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 15
Market Movement | Time to liquidity | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Market Movement | Time to liquidity | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Guideline Public Company Method | Volatility | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 91
Guideline Public Company Method | Volatility | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.1077
Guideline Public Company Method | Volatility | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.914
Guideline Public Company Method | Time to liquidity | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 134
Guideline Public Company Method | Time to liquidity | Minimum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Guideline Public Company Method | Time to liquidity | Maximum | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 5
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 6
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.09
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.0303
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.22
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.132
Discounted cash flow | Terminal growth rate | Non-listed equity investment - technology
FINANCIAL INSTRUMENTS
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 3
Discounted cash flow | Terminal growth rate | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Discounted cash flow | Terminal growth rate | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 12
Discounted cash flow | Terminal growth rate | Minimum | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.01
Discounted cash flow | Terminal growth rate | Minimum | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.0197
Discounted cash flow | Terminal growth rate | Maximum | Non-listed equity investment - credit rating agency
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.05
Discounted cash flow | Terminal growth rate | Maximum | Non-listed equity investment - telecommunication
FINANCIAL INSTRUMENTS
Significant unobservable input, assets	0.031